Revenue - Schedule of Net Sales Disaggregates by Major Source (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Revenue from Contract with Customers [Line Items]
Revenues	$ 25,067,279
Sheet [Member]
Revenue from Contract with Customers [Line Items]
Revenues	7,571,765
Bar [Member]
Revenue from Contract with Customers [Line Items]
Revenues	4,709,292
Structural [Member]
Revenue from Contract with Customers [Line Items]
Revenues	1,830,476
Plate [Member]
Revenue from Contract with Customers [Line Items]
Revenues	2,133,685
Tubular Products [Member]
Revenue from Contract with Customers [Line Items]
Revenues	1,347,577
Rebar Fabrication [Member]
Revenue from Contract with Customers [Line Items]
Revenues	1,496,194
Other Steel Products [Member]
Revenue from Contract with Customers [Line Items]
Revenues	3,952,730
Raw Materials [Member]
Revenue from Contract with Customers [Line Items]
Revenues	2,025,560
Steel Mills [Member]
Revenue from Contract with Customers [Line Items]
Revenues	16,245,218
Steel Mills [Member] | Sheet [Member]
Revenue from Contract with Customers [Line Items]
Revenues	7,571,765
Steel Mills [Member] | Bar [Member]
Revenue from Contract with Customers [Line Items]
Revenues	4,709,292
Steel Mills [Member] | Structural [Member]
Revenue from Contract with Customers [Line Items]
Revenues	1,830,476
Steel Mills [Member] | Plate [Member]
Revenue from Contract with Customers [Line Items]
Revenues	2,133,685
Steel Products [Member]
Revenue from Contract with Customers [Line Items]
Revenues	6,796,501
Steel Products [Member] | Tubular Products [Member]
Revenue from Contract with Customers [Line Items]
Revenues	1,347,577
Steel Products [Member] | Rebar Fabrication [Member]
Revenue from Contract with Customers [Line Items]
Revenues	1,496,194
Steel Products [Member] | Other Steel Products [Member]
Revenue from Contract with Customers [Line Items]
Revenues	3,952,730
Raw Materials [Member]
Revenue from Contract with Customers [Line Items]
Revenues	2,025,560
Raw Materials [Member] | Raw Materials [Member]
Revenue from Contract with Customers [Line Items]
Revenues	$ 2,025,560